Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Other Current Liabilities [Abstract]
Employees and payroll accruals		$ 457	$ 498
Short term lease liability		98	73
Accrued expenses		1,162	261
Other Current Liabilities	[1]	$ 1,717	$ 832

[1]	Including balance with related parties at the amount of $602 thousand and $144 thousand as of December 31, 2025 and 2024, respectively.